UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2019

*	This Form N-CSR pertains to the following series of the Registrant: MFS Equity Opportunities Fund. Each remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

MFS® Equity Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MSR-SEM

MFS® Equity Opportunities Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Planet Fitness, Inc.	3.1%
STORE Capital Corp., REIT	3.0%
Microsoft Corp.	2.7%
Exelon Corp.	2.6%
EPR Properties, REIT	2.5%
U.S. Foods Holding Corp.	2.4%
General Mills, Inc.	2.4%
AGCO Corp.	2.4%
Boeing Co.	2.3%
Adobe Systems, Inc.	2.3%

Equity sectors (k)
Industrial Goods & Services	17.2%
Financial Services	15.6%
Health Care	9.7%
Technology	9.5%
Special Products & Services	8.6%
Leisure	8.5%
Consumer Staples	8.2%
Utilities & Communications	5.9%
Autos & Housing	5.9%
Energy	4.4%
Retailing	4.2%
Basic Materials	1.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.22%	$1,000.00	$1,068.76	$6.26
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.97%	$1,000.00	$1,064.85	$10.09
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$1,064.66	$10.08
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$1,069.87	$4.98
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$1,064.79	$10.09
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.48%	$1,000.00	$1,067.29	$7.59
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
R3	Actual	1.22%	$1,000.00	$1,068.80	$6.26
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.98%	$1,000.00	$1,069.89	$5.03
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R6	Actual	0.89%	$1,000.00	$1,070.38	$4.57
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table:

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%

Issuer	Shares/Par	Value ($)
Aerospace - 6.7%
Boeing Co.	16,263	$6,142,373
CACI International, Inc., “A” (a)	29,448	5,740,593
Leidos Holdings, Inc.	79,494	5,841,219

		$17,724,185
Alcoholic Beverages - 1.8%
Molson Coors Brewing Co.	72,303	$4,641,130

Automotive - 1.7%
Lear Corp.	30,590	$4,374,370

Biotechnology - 1.3%
Biogen, Inc. (a)	15,556	$3,566,057

Business Services - 3.7%
DXC Technology Co.	62,812	$4,129,261
Fidelity National Information Services, Inc.	48,688	5,644,400

		$9,773,661
Chemicals - 1.7%
CF Industries Holdings, Inc.	98,899	$4,428,697

Computer Software - 5.0%
Adobe Systems, Inc. (a)	21,234	$6,141,934
Microsoft Corp.	54,245	7,084,397

		$13,226,331
Computer Software - Systems - 4.5%
ServiceNow, Inc. (a)	21,679	$5,886,065
Tech Data Corp. (a)	55,629	5,930,608

		$11,816,673
Construction - 2.3%
GMS, Inc. (a)	19,942	$351,378
Toll Brothers, Inc.	150,704	5,741,822

		$6,093,200
Consumer Services - 4.9%
Bookings Holdings, Inc. (a)	2,600	$4,822,974
Planet Fitness, Inc. (a)	106,223	8,041,081

		$12,864,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 2.0%
Johnson Controls International PLC	141,916	$5,321,850

Energy - Independent - 4.5%
Marathon Petroleum Corp.	97,434	$5,930,808
Phillips 66	61,605	5,807,503

		$11,738,311
Food & Beverages - 4.3%
General Mills, Inc.	122,708	$6,315,781
Ingredion, Inc.	52,916	5,013,791

		$11,329,572
Furniture & Appliances - 1.9%
Whirlpool Corp.	35,336	$4,905,343

Health Maintenance Organizations - 3.1%
Cigna Corp.	24,339	$3,866,007
Humana, Inc.	16,471	4,206,858

		$8,072,865
Insurance - 2.0%
MetLife, Inc.	117,181	$5,405,560

Leisure & Toys - 1.8%
Brunswick Corp.	94,552	$4,842,008

Machinery & Tools - 8.5%
AGCO Corp.	88,672	$6,276,204
Eaton Corp. PLC	70,407	5,831,108
PACCAR, Inc.	77,418	5,548,548
Regal Beloit Corp.	54,048	4,598,404

		$22,254,264
Major Banks - 2.0%
Bank of America Corp.	175,855	$5,377,646

Medical & Health Technology & Services - 3.3%
HCA Healthcare, Inc.	36,107	$4,593,894
McKesson Corp.	33,429	3,986,408

		$8,580,302
Natural Gas - Pipeline - 3.3%
Enterprise Products Partners LP	196,442	$5,624,134
EQM Midstream Partners LP	68,100	3,132,600

		$8,756,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 2.2%
Citigroup, Inc.	81,893	$5,789,835

Pharmaceuticals - 2.0%
Eli Lilly & Co.	44,599	$5,219,867

Real Estate - 9.3%
EPR Properties, REIT	82,131	$6,476,851
Industrial Logistics Properties Trust, REIT	258,624	5,133,686
Medical Properties Trust, Inc., REIT	284,092	4,960,246
STORE Capital Corp., REIT	235,283	7,839,630

		$24,410,413
Restaurants - 6.7%
Darden Restaurants, Inc.	46,987	$5,525,671
Starbucks Corp.	73,391	5,701,013
U.S. Foods Holding Corp. (a)	174,499	6,377,938

		$17,604,622
Specialty Stores - 4.2%
Amazon.com, Inc. (a)	3,173	$6,112,848
Target Corp.	63,509	4,916,867

		$11,029,715
Tobacco - 2.1%
Philip Morris International, Inc.	63,987	$5,538,715

Utilities - Electric Power - 2.6%
Exelon Corp.	135,346	$6,895,879
Total Common Stocks (Identified Cost, $245,274,774)		$261,581,860

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $1,776,099)	1,776,176	$1,776,176

Other Assets, Less Liabilities - (0.1)%		(242,690)
Net Assets - 100.0%		$263,115,346

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,776,176 and $261,581,860, respectively.

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $245,274,774)	$261,581,860
Investments in affiliated issuers, at value (identified cost, $1,776,099)	1,776,176
Receivables for
Investments sold	2,368,702
Fund shares sold	160,894
Dividends	305,895
Other assets	51,703
Total assets	$266,245,230

Liabilities
Payables for
Investments purchased	$2,334,166
Fund shares reacquired	609,522
Payable to affiliates
Investment adviser	10,885
Shareholder servicing costs	120,917
Distribution and service fees	4,736
Payable for independent Trustees’ compensation	97
Accrued expenses and other liabilities	49,561
Total liabilities	$3,129,884
Net assets	$263,115,346

Net assets consist of
Paid-in capital	$257,115,344
Total distributable earnings (loss)	6,000,002
Net assets	$263,115,346
Shares of beneficial interest outstanding	9,597,737

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$131,276,985	4,734,001	$27.73
Class B	8,118,560	312,404	25.99
Class C	45,304,241	1,736,308	26.09
Class I	66,748,810	2,401,478	27.79
Class R1	92,597	3,556	26.04
Class R2	514,315	19,177	26.82
Class R3	834,591	30,209	27.63
Class R4	720,998	25,833	27.91
Class R6	9,504,249	334,771	28.39

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.42 [100 / 94.25 x $27.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$3,189,723
Other	19,551
Dividends from affiliated issuers	19,095
Total investment income	$3,228,369
Expenses
Management fee	$1,035,664
Distribution and service fees	450,692
Shareholder servicing costs	154,006
Administrative services fee	24,054
Independent Trustees’ compensation	4,038
Custodian fee	11,450
Shareholder communications	16,598
Audit and tax fees	23,998
Legal fees	1,594
Miscellaneous	84,362
Total expenses	$1,806,456
Reduction of expenses by investment adviser and distributor	(17,812)
Net expenses	$1,788,644
Net investment income (loss)	$1,439,725

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(11,460,509)
Affiliated issuers	624
Net realized gain (loss)	$(11,459,885)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$25,325,893
Affiliated issuers	77
Net unrealized gain (loss)	$25,325,970
Net realized and unrealized gain (loss)	$13,866,085
Change in net assets from operations	$15,305,810

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$1,439,725	$3,117,809
Net realized gain (loss)	(11,459,885)	61,182,206
Net unrealized gain (loss)	25,325,970	(73,955,050)
Change in net assets from operations	$15,305,810	$(9,655,035)
Total distributions to shareholders	$(53,714,167)	$(39,507,241)
Change in net assets from fund share transactions	$(25,018,849)	$(89,655,411)
Total change in net assets	$(63,427,206)	$(138,817,687)

Net assets
At beginning of period	326,542,552	465,360,239
At end of period	$263,115,346	$326,542,552

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$31.63		$35.76	$30.38		$28.78	$28.25	$25.54

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.28	$0.14	(c)	$0.19	$0.12	$0.09
Net realized and unrealized gain (loss)	1.47		(1.36)	5.69		1.50	0.49	2.69
Total from investment operations	$1.62		$(1.08)	$5.83		$1.69	$0.61	$2.78

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.08)	$(0.18)		$(0.09)	$(0.08)	$(0.07)
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.52)		$(3.05)	$(0.45)		$(0.09)	$(0.08)	$(0.07)
Net asset value, end of period (x)	$27.73		$31.63	$35.76		$30.38	$28.78	$28.25
Total return (%) (r)(s)(t)(x)	6.88	(n)	(3.46)	19.37	(c)	5.88	2.17	10.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.19	1.19	(c)	1.20	1.21	1.19
Expenses after expense reductions (f)	1.22	(a)	1.18	1.18	(c)	1.19	1.20	1.19
Net investment income (loss)	1.11	(a)	0.83	0.43	(c)	0.63	0.41	0.32
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$131,277		$147,126	$176,950		$210,858	$218,412	$257,948

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$29.83		$34.05	$28.99		$27.59	$27.21	$24.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.02	$(0.10	)(c)	$(0.03)	$(0.10)	$(0.11)
Net realized and unrealized gain (loss)	1.37		(1.27)	5.43		1.43	0.48	2.60
Total from investment operations	$1.42		$(1.25)	$5.33		$1.40	$0.38	$2.49

Less distributions declared to shareholders
From net investment income	$(0.11)		$—	$—		$—	$—	$—
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.26)		$(2.97)	$(0.27)		$—	$—	$—
Net asset value, end of period (x)	$25.99		$29.83	$34.05		$28.99	$27.59	$27.21
Total return (%) (r)(s)(t)(x)	6.48	(n)	(4.18)	18.50	(c)	5.07	1.40	10.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.94	1.94	(c)	1.95	1.96	1.95
Expenses after expense reductions (f)	1.97	(a)	1.93	1.94	(c)	1.95	1.95	1.94
Net investment income (loss)	0.36	(a)	0.07	(0.33	)(c)	(0.11)	(0.35)	(0.43)
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$8,119		$9,292	$12,977		$13,895	$17,022	$18,480

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$29.86		$34.08	$29.02		$27.62	$27.23	$24.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.02	$(0.10	)(c)	$(0.03)	$(0.10)	$(0.12)
Net realized and unrealized gain (loss)	1.38		(1.27)	5.43		1.43	0.49	2.61
Total from investment operations	$1.43		$(1.25)	$5.33		$1.40	$0.39	$2.49

Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—		$—	$—	$—
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.20)		$(2.97)	$(0.27)		$—	$—	$—
Net asset value, end of period (x)	$26.09		$29.86	$34.08		$29.02	$27.62	$27.23
Total return (%) (r)(s)(t)(x)	6.47	(n)	(4.18)	18.48	(c)	5.07	1.43	10.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.94	1.94	(c)	1.95	1.96	1.95
Expenses after expense reductions (f)	1.97	(a)	1.93	1.94	(c)	1.95	1.95	1.94
Net investment income (loss)	0.37	(a)	0.06	(0.33	)(c)	(0.12)	(0.36)	(0.45)
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$45,304		$57,410	$95,208		$105,432	$108,122	$106,272

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$31.74		$35.88	$30.49		$28.88	$28.35	$25.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36	$0.22	(c)	$0.26	$0.19	$0.15
Net realized and unrealized gain (loss)	1.46		(1.35)	5.70		1.51	0.49	2.71
Total from investment operations	$1.65		$(0.99)	$5.92		$1.77	$0.68	$2.86

Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.18)	$(0.26)		$(0.16)	$(0.15)	$(0.12)
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.60)		$(3.15)	$(0.53)		$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$27.79		$31.74	$35.88		$30.49	$28.88	$28.35
Total return (%) (r)(s)(t)(x)	6.99	(n)	(3.21)	19.64	(c)	6.17	2.42	11.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.94	0.95	(c)	0.95	0.96	0.95
Expenses after expense reductions (f)	0.97	(a)	0.94	0.94	(c)	0.95	0.95	0.95
Net investment income (loss)	1.37	(a)	1.07	0.65	(c)	0.88	0.66	0.54
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$66,749		$99,259	$156,864		$112,860	$110,990	$146,339

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$29.76		$33.97	$28.93		$27.53	$27.14	$24.66

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.01	$(0.11	)(c)	$(0.02)	$(0.10)	$(0.13)
Net realized and unrealized gain (loss)	1.39		(1.25)	5.42		1.42	0.49	2.61
Total from investment operations	$1.43		$(1.24)	$5.31		$1.40	$0.39	$2.48

Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—	$—	$—
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.15)		$(2.97)	$(0.27)		$—	$—	$—
Net asset value, end of period (x)	$26.04		$29.76	$33.97		$28.93	$27.53	$27.14
Total return (%) (r)(s)(t)(x)	6.48	(n)	(4.16)	18.47	(c)	5.09	1.44	10.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.95	1.95	(c)	1.95	1.96	1.95
Expenses after expense reductions (f)	1.97	(a)	1.94	1.94	(c)	1.95	1.96	1.95
Net investment income (loss)	0.34	(a)	0.03	(0.34	)(c)	(0.08)	(0.37)	(0.48)
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$93		$46	$310		$258	$1,643	$1,397

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$30.69		$34.78	$29.58		$28.00	$27.59	$24.94

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.18	$0.06	(c)	$0.11	$0.04	$(0.02)
Net realized and unrealized gain (loss)	1.42		(1.30)	5.53		1.47	0.48	2.68
Total from investment operations	$1.53		$(1.12)	$5.59		$1.58	$0.52	$2.66

Less distributions declared to shareholders
From net investment income	$(0.25)		$—	$(0.12)		$—	$(0.11)	$(0.01)
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.40)		$(2.97)	$(0.39)		$—	$(0.11)	$(0.01)
Net asset value, end of period (x)	$26.82		$30.69	$34.78		$29.58	$28.00	$27.59
Total return (%) (r)(s)(t)(x)	6.73	(n)	(3.68)	19.05	(c)	5.64	1.89	10.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.44	1.45	(c)	1.45	1.46	1.48
Expenses after expense reductions (f)	1.48	(a)	1.43	1.44	(c)	1.45	1.45	1.47
Net investment income (loss)	0.85	(a)	0.56	0.20	(c)	0.38	0.14	(0.09)
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$514		$517	$1,270		$1,716	$1,894	$1,728

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$31.52		$35.64	$30.28		$28.68	$28.19	$25.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.28	$0.15	(c)	$0.18	$0.11	$0.07
Net realized and unrealized gain (loss)	1.47		(1.35)	5.66		1.50	0.49	2.70
Total from investment operations	$1.62		$(1.07)	$5.81		$1.68	$0.60	$2.77

Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.08)	$(0.18)		$(0.08)	$(0.11)	$(0.07)
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.51)		$(3.05)	$(0.45)		$(0.08)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$27.63		$31.52	$35.64		$30.28	$28.68	$28.19
Total return (%) (r)(s)(t)(x)	6.88	(n)	(3.46)	19.39	(c)	5.87	2.17	10.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.19	1.19	(c)	1.20	1.21	1.20
Expenses after expense reductions (f)	1.22	(a)	1.18	1.19	(c)	1.20	1.20	1.20
Net investment income (loss)	1.11	(a)	0.83	0.47	(c)	0.63	0.38	0.26
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$835		$863	$1,210		$1,593	$1,677	$1,492

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$31.83		$35.93	$30.52		$28.90	$28.37	$25.62

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.40	$0.23	(c)	$0.26	$0.18	$0.16
Net realized and unrealized gain (loss)	1.48		(1.38)	5.71		1.50	0.49	2.69
Total from investment operations	$1.66		$(0.98)	$5.94		$1.76	$0.67	$2.85

Less distributions declared to shareholders
From net investment income	$(0.43)		$(0.15)	$(0.26)		$(0.14)	$(0.14)	$(0.10)
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.58)		$(3.12)	$(0.53)		$(0.14)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$27.91		$31.83	$35.93		$30.52	$28.90	$28.37
Total return (%) (r)(s)(t)(x)	6.99	(n)	(3.16)	19.68	(c)	6.11	2.41	11.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.94	0.95	(c)	0.95	0.96	0.94
Expenses after expense reductions (f)	0.98	(a)	0.93	0.94	(c)	0.95	0.96	0.94
Net investment income (loss)	1.34	(a)	1.15	0.70	(c)	0.87	0.61	0.57
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$721		$602	$4,199		$6,656	$6,322	$9,664

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$32.33		$36.48	$30.99		$29.36	$28.80	$26.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.40	$0.25	(c)	$0.29	$0.23	$0.22
Net realized and unrealized gain (loss)	1.50		(1.37)	5.80		1.53	0.50	2.68
Total from investment operations	$1.70		$(0.97)	$6.05		$1.82	$0.73	$2.90

Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.21)	$(0.29)		$(0.19)	$(0.17)	$(0.12)
From net realized gain	(5.15)		(2.97)	(0.27)		—	—	—
Total distributions declared to shareholders	$(5.64)		$(3.18)	$(0.56)		$(0.19)	$(0.17)	$(0.12)
Net asset value, end of period (x)	$28.39		$32.33	$36.48		$30.99	$29.36	$28.80
Total return (%) (r)(s)(t)(x)	7.04	(n)	(3.09)	19.75	(c)	6.25	2.58	11.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.85	0.85	(c)	0.85	0.85	0.86
Expenses after expense reductions (f)	0.89	(a)	0.84	0.84	(c)	0.85	0.85	0.86
Net investment income (loss)	1.45	(a)	1.15	0.72	(c)	0.95	0.81	0.79
Portfolio turnover	54	(n)	119	121		109	119	106
Net assets at end of period (000 omitted)	$9,504		$11,428	$16,373		$10,178	$7,115	$1,647

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Opportunities Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$261,581,860	$—	$—	$261,581,860
Mutual Funds	1,776,176	—	—	1,776,176
Total	$263,358,036	$—	$—	$263,358,036

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$8,414,148
Long-term capital gains	31,093,093

Total distributions	$39,507,241

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$247,232,167
Gross appreciation	25,984,592

Gross depreciation	(9,858,723)
Net unrealized appreciation (depreciation)	$16,125,869

As of 10/31/18

Undistributed ordinary income	26,608,981
Undistributed long-term capital gain	26,761,091
Other temporary differences	(461,109)
Net unrealized appreciation (depreciation)	(8,500,604)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 4/30/19	Year ended 10/31/18	Six months ended 4/30/19	Year ended 10/31/18
Class A	$1,668,850	$406,404	$23,007,523	$14,397,767
Class B	35,109	—	1,584,461	1,102,773
Class C	87,478	—	9,211,499	8,085,856
Class I	1,286,729	756,202	14,575,060	12,756,323
Class R1	—	—	8,198	26,534
Class R2	4,243	—	86,522	108,819
Class R3	9,901	2,584	141,994	102,175
Class R4	8,577	17,306	102,313	340,821
Class R6	166,153	92,578	1,729,557	1,311,099
Total	$3,267,040	$1,275,074	$50,447,127	$38,232,167

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.60%
In excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $13,632, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.09%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020. For the six months ended April 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,151 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$164,678
Class B	0.75%	0.25%	1.00%	1.00%	42,031
Class C	0.75%	0.25%	1.00%	1.00%	241,268
Class R1	0.75%	0.25%	1.00%	1.00%	429
Class R2	0.25%	0.25%	0.50%	0.50%	1,256
Class R3	—	0.25%	0.25%	0.25%	1,030
Total Distribution and Service Fees					$450,692

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $4,137, $11, $16, and $16 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder

Notes to Financial Statements (unaudited) – continued

redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$1,666
Class B	4,610
Class C	293

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $18,161, which equated to 0.0131% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $135,845.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $251 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

On December 14, 2018, MFS purchased 2,139 shares of Class R1 for an aggregate amount of $50,000. On March 19, 2019, MFS purchased 2,287 shares of Class R4 for an aggregate amount of $61,991.

At April 30, 2019, MFS held approximately 60% of the outstanding shares of Class R1.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $191,180. The sales transactions resulted in net realized gains (losses) of $(16,066).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2019, this reimbursement amounted to $19,551, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $151,550,920 and $228,736,160, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	204,137	$5,402,722	691,949	$23,123,727
Class B	8,059	192,834	13,844	443,227
Class C	65,193	1,585,666	108,040	3,473,493
Class I	218,178	5,717,392	583,482	19,823,079
Class R1	2,274	53,445	819	26,153
Class R2	906	23,318	1,799	59,256
Class R3	1,076	29,213	5,112	177,378
Class R4	4,906	136,381	2,693	90,852
Class R6	62,226	1,644,547	90,267	3,129,675
	566,955	$14,785,518	1,498,005	$50,346,840

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	927,718	$23,388,282	422,296	$14,083,559
Class B	65,896	1,561,077	33,665	1,065,824
Class C	352,364	8,382,737	227,960	7,224,055
Class I	519,368	13,114,040	342,626	11,440,296
Class R1	345	8,198	840	26,534
Class R2	3,718	90,765	3,355	108,819
Class R3	6,047	151,895	3,153	104,759
Class R4	4,374	110,890	10,700	358,127
Class R6	31,593	814,463	21,092	716,480
	1,911,423	$47,622,347	1,065,687	$35,128,453

Shares reacquired
Class A	(1,049,043)	$(27,796,326)	(1,411,444)	$(47,550,741)
Class B	(73,044)	(1,785,059)	(117,157)	(3,748,245)
Class C	(603,850)	(15,286,696)	(1,207,121)	(38,416,678)
Class I	(1,463,158)	(39,171,781)	(2,170,684)	(72,892,556)
Class R1	(622)	(15,866)	(9,214)	(291,887)
Class R2	(2,279)	(58,433)	(24,828)	(814,930)
Class R3	(4,289)	(112,973)	(14,836)	(493,307)
Class R4	(2,367)	(64,693)	(111,352)	(3,736,615)
Class R6	(112,545)	(3,134,887)	(206,685)	(7,185,745)
	(3,311,197)	$(87,426,714)	(5,273,321)	$(175,130,704)

Net change
Class A	82,812	$994,678	(297,199)	$(10,343,455)
Class B	911	(31,148)	(69,648)	(2,239,194)
Class C	(186,293)	(5,318,293)	(871,121)	(27,719,130)
Class I	(725,612)	(20,340,349)	(1,244,576)	(41,629,181)
Class R1	1,997	45,777	(7,555)	(239,200)
Class R2	2,345	55,650	(19,674)	(646,855)
Class R3	2,834	68,135	(6,571)	(211,170)
Class R4	6,913	182,578	(97,959)	(3,287,636)
Class R6	(18,726)	(675,877)	(95,326)	(3,339,590)
	(832,819)	$(25,018,849)	(2,709,629)	$(89,655,411)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $1,015 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,685,071	$46,757,714	$47,667,310	$624	$77	$1,776,176

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$19,095	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Equity Opportunities Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.